U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.   Name and address of issuer:         Keystone World Bond Fund
                                         200 Berkeley Street
                                         Boston, MA  02116


2.   Name of each series or class of funds for which this notice is filed:
                        Shares of beneficial interest, $1 par value


3.   Investment Company Act File Number: 811-4830

     Securities Act File Number:  33-8515


4.   Last day of fiscal year for which this notice is filed:

                        October 31, 1995


5. Check box if this notice is being filed for than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                        Not Applicable


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                        Not Applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                           326,662

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                            -0-


9.   Number and aggregate sale price of securities sold during the fiscal year:

                           236,501
                        $2,001,493


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                            -0-

11: Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                          85,911
                        $699,525


12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance on Rule 24f-2
          (from Item 10):                                   $ -0-
                                                            ---------

     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                  + $ 699,525
                                                            -------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):          - $ 5,428,442
                                                            -------------

     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a
           reduction to filing fees pursuant to
           Rule 24e-2 (if applicable):                      +      -0-
                                                           -------------

     (v)   Net aggregate price of securities sold and
           issued during the fiscal year in reliance on
           Rule 24f-2 [line (i), plus line (ii),
           less line (iii), plus line (iv)]
           (if applicable):                                 ($4,728,917)
                                                            -------------

      (vi)  Multiplier prescribed by
            Section 6(b) of the Secu-
            rities Act of 1933 or other
            applicable law or regulation                    x   1/2900
                                                            -------------

      (vii)  Fee due [line (i) or line
             (v) multiplied by line (vi)]                   x    -0-
                                                            -------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                        Not applicable

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                           Not applicable

                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         BY (Signature and Title):  /s/ James M. Wall
                                        ---------------------------
                                        Assistant Secretary
                                        ---------------------------

         DATE:  December 28, 1995
                --------------------


         101606AC